Long term debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
11.	Long term debt:

	December 31,	December 31,
	2018	2017

Long-term debt, net of unamortized debt issuance costs	$41,517	$40,000
Less: current portion	-	-

Long-term debt, net of unamortized debt issuance costs	$41,517	$40,000

On June 13, 2016, the Company entered into a term loan agreement with CRG-managed funds (“CRG”) for up to $30,000 consisting of three tranches bearing interest at 14% per annum. The first tranche of $20,000 was drawn at closing and was used to extinguish long-term debt for general corporate purposes. The second and third tranches of $
5,000
each were never drawn.

On May 11, 2017, the Company amended the terms of its term loan agreement (the “first amendment”). Under the terms of the amended agreement, up to $50,000 was available to the Company consisting of four tranches bearing interest at 13% per annum. The first tranche of $20,000 was drawn on June 13, 2016 when the Company entered into the original term loan agreement, and a second tranche of $
10,000
was drawn on the date of the first amendment. A third tranche of $10,000 was drawn on August 8, 2017. The fourth tranche of up to $10,000 was never drawn. The loan matures on March 31, 2022 and is secured by substantially all of the assets of the Company. Under the terms of the amended agreement, an interest-only period is provided such that principal repayment begins in June 2020. If certain revenue milestones are met by the Company, the interest-only period may be extended such that there is only one principal payment at maturity.

Interest is payable on a quarterly basis through the full term of the loan. Interest payments may be split, at the Company’s option, between 9% per annum cash interest and 4% per annum paid in-kind interest in the form of additional term loans until March 31, 2020. Subsequent to March 31, 2020, interest shall be payable entirely in cash. If certain revenue milestones are met by the Company, the period in which the Company, at its option, may split its interest payments between 9% per annum cash interest and 4% per annum paid in-kind interest in the form of additional term loans may be extended to March 31, 2022. During the year ended December 31, 2018, the Company paid in-kind interest of $1,679 (2017 - $
778
).
The face value of the Company’s long-term debt at December 31, 2018 is $42,457 (2017 - $40,778). On the maturity date, a back-end facility fee of
8% of the aggregate amount of the term loan will be payable to CRG, including the impact of any amounts accrued as paid in-kind interest. As a result, the Company is accruing the amount up to $45,854 under the effective interest method which will be the amount payable at maturity. The effective interest rate of the long-term debt is 17%.

In consideration for entering into the first amendment, 700,000 warrants with a strike price of $4.00 per common share were issued to CRG as of the date of the amended agreement. The warrants have a term of 5 years and are classified as equity.
The warrants were fair valued at $1,200 using the Black-Scholes model and are being accounted for as a discount to the long-term debt on a proportionate basis to the fair value of the entire long-term debt as of the date of the amended agreement. The discount is being amortized to interest expense over the life of the amended agreement under the effective interest method.

The Company is required to meet certain annual revenue covenants. If the revenue covenants are not met, the Company may exercise a cure right within 90 days of year-end by issuing additional common shares in exchange for cash or by borrowing subordinated debt in an amount equal to two times the difference between the minimum required revenue and the Company’s revenue. The cash received from the cure right would be used to repay the principal. On March 27, 2018, the Company entered into an agreement with CRG to amend the terms of the loan to adjust the annual revenue covenants (the “second amendment”). In consideration for the second amendment, the Company issued 800,000 warrants with a strike price of $2.50 per common share to CRG as of the date of the second amendment. The warrants have a term of 5 years and are classified as equity.
The warrants were fair valued at $936 using the Black-Scholes model and are being accounted for as a discount to the long-term debt on a proportionate basis to the fair value of the entire long-term debt as of the date of the amended agreement. The discount is being amortized to interest expense over the life of the amended agreement under the effective interest method.

The Company was in compliance with the amended annual revenue covenants for the years ended December 31, 2018 and 2017.

The Company incurred expenses of $1,451 in connection with the modification of long-term debt in the second quarter of 2017 which is included in other expense.

Future repayments, assuming the Company continues to meet the amended revenue covenants, are as follows:

2019	$-
2020	15,921
2021	21,229
2022	8,704
2023	-

Total repayments	$45,854